Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended			12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Safe Harbor Plan [Member]	Dec. 31, 2011 Safe Harbor Plan [Member]	Dec. 31, 2012 Federal Deposit Insurance Corporation [Member]	Dec. 31, 2011 Federal Deposit Insurance Corporation [Member]	Dec. 31, 2012 Securities Investor Protection Corporation [Member]	Dec. 31, 2011 Securities Investor Protection Corporation [Member]	Dec. 31, 2012 Centrifuges [Member] Maximum [Member]	Dec. 31, 2012 Centrifuges [Member] Minimum [Member]	Dec. 31, 2012 Furniture Lab and Manufacturing Equipment [Member] Maximum [Member]	Dec. 31, 2012 Furniture Lab and Manufacturing Equipment [Member] Minimum [Member]
Cash, Uninsured Amount						$ 40,000	$ 991,000
Concentration Risk Excess Deposit In Brokerage Firm								1,754,000	503,000
Allowance for Doubtful Accounts Receivable	43,000	38,000	36,000
Property, Plant and Equipment, Useful Life										5 years	3 years	10 years	7 years
Non Refundable Fees	4,500,000
Defined Contribution Plan, Employer Discretionary Contribution Amount				126,000	54,000
Restricted Cash and Cash Equivalents	$ 1,524,000